Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 83,823,529.68
Previously Paid Amount	0.00
Total Fee Amount	11,576.03
Total Offset Amount	0.00
Net Fee	$ 11,576.03
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A